Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Statement of comprehensive income [abstract]
Profit for the year	€ 1,957	€ 1,664	€ 3,950
Other comprehensive (loss) income	(7,305)	(369)	(3,189)
Gains (losses) from financial assets measured at Fair value through other comprehensive income	1	2	9
Income tax impact	0	0	(3)
Reclassification of (gains) losses included in the income statement (Note 19)	0	(62)	0
Income tax impact	0	0	0
Other comprehensive income (loss), available-for-sale investments, net of tax	1	(60)	6
(Losses) gains on hedges	(765)	361	935
Income tax impact	183	(98)	(243)
Reclassification of losses (gains) included in the income statement (Note 19)	963	(439)	(706)
Income tax impact	(250)	118	181
Other comprehensive income, hedges, net of tax	131	(58)	167
(Losses) gains on hedges costs	(98)	(14)	51
Income tax impact	24	4	(13)
Reclassification of (gains) losses included in the income statement (Note 19)	(8)	(4)	(2)
Income tax impact	2	1	1
Other comprehensive income, hedges costs, net of tax	(80)	(13)	37
Share of (losses) gains recognized directly in equity of associates and others	0	0	(34)
Income tax impact	0	0	1
Reclassification of (gains) losses included in the income statement	0	(7)	0
Income tax impact	0	0	0
Other comprehensive income, share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	0	(7)	(33)
Translation differences (Note 17)	(7,236)	(162)	(3,401)
Total other comprehensive (loss) income recognized for the year that may be reclassified subsequently to profit or loss	(7,184)	(300)	(3,224)
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans	33	(188)	203
Income tax impact	0	45	(24)
Reclassification to reserve actuarial losses (gains) and impact of limit on assets for defined benefit pension plans (Note 2)	0	89	0
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans, net of tax	33	(54)	179
(Losses) gains from financial assets measured at fair value through comprehensive income	(141)	(1)	(133)
Income tax impact	(13)	(14)	(11)
(Losses) gains from financial assets measured at fair value through comprehensive income, net of tax	(154)	(15)	(144)
Total other comprehensive (loss) income recognized for the year that will not be reclassified subsequently to profit or loss	(121)	(69)	35
Total comprehensive income (loss) for the year	(5,348)	1,295	761
Attributable to:
Equity holders of the parent and other holders of equity instruments	(4,286)	860	714
Non-controlling interests	€ (1,062)	€ 435	€ 47

[1]	The translation differences were changed to reflect the accounting policy indicated in Note 2,